Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As at December 31,
	2017	2016
Cash on hand	16,413	15,066
Bank deposits	26,034,043	24,561,275
	26,050,456	24,576,341

	As at December 31,
	2017	2016
Renminbi	26,040,572	24,566,443
Hong Kong Dollars	8,914	8,921
United States Dollars	970	977
	26,050,456	24,576,341